Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014	Jan. 24, 2014	Oct. 25, 2013	Jul. 26, 2013	Apr. 26, 2013	Jan. 25, 2013	Oct. 26, 2012	Jul. 27, 2012	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Quarterly Financial Information Disclosure [Abstract]
Net Sales	$ 4,273	$ 4,566	$ 4,163	$ 4,194	$ 4,083	$ 4,459	$ 4,027	$ 4,095	$ 4,008	$ 17,005	$ 16,590	$ 16,184
Gross Profit		3,395	3,113	3,104	3,061	3,325	3,028	3,075	3,035	12,672	12,464
Net earnings	$ 871	$ 448	$ 762	$ 902	$ 953	$ 969	$ 988	$ 646	$ 864	$ 3,065	$ 3,467	$ 3,617
Basic Earnings per
Net earnings (per share)	$ 0.88	$ 0.45	$ 0.76	$ 0.90	$ 0.94	$ 0.96	$ 0.98	$ 0.63	$ 0.84	$ 3.06	$ 3.40	$ 3.43
Diluted Earnings per
Net earnings (per share)	$ 0.87	$ 0.44	$ 0.75	$ 0.89	$ 0.93	$ 0.95	$ 0.97	$ 0.63	$ 0.83	$ 3.02	$ 3.37	$ 3.41